CONSOLIDATED BALANCE SHEETS - USD ($)	Feb. 28, 2018	Feb. 28, 2017
Current assets:
Cash	$ 58,712	$ 539,243
Accounts receivable, net	12,089	25,609
Short term investment	10,000
Prepaid domain name renewal fees	77,977	105,775
Prepaid insurance	3,103	21,198
Total current assets	161,881	691,825
Property and equipment, net	22,433	1,812
Total assets	184,314	693,637
Current liabilities:
Accounts payable	214,700	166,847
Accounts payable - related parties	458,125	10,612
Deferred revenue	170,000	190,000
Domain marketing development obligation	145,906
Interest payable	34,783
Accrued expenses - related parties	552,976	280,900
Notes payable - related parties	105,479
Notes payable - third parties, net	30,548
Convertible note payable - related party	468,493	400,000
Convertible notes payable - third parties, net	118,655
Total current liabilities	2,299,665	1,048,359
Commitments and contingencies
Stockholders' equity (deficit):
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 84,509,824 and 52,606,000 shares issued and outstanding at February 28, 2018 and February 28, 2017, respectively	845,098	526,060
Additional paid-in-capital	43,698,746	34,333,479
Stock payable	2,221,603	3,426,371
Subscriptions receivable
Accumulated other comprehensive income	5,098	1,868
Accumulated deficit	(48,885,896)	(38,642,500)
Total stockholders' equity (deficit)	(2,115,351)	(354,722)
Total liabilities and stockholders' equity (deficit)	$ 184,314	$ 693,637